Benefit Plans (Details 1) (USD $)	Dec. 31, 2011
Stock Option Information
Option Outstanding - Shares	887,168
Options Exercisable - Shares	694,793
2003 [Member]
Stock Option Information
Year Issued	2003
Exercise Price Lower Range	15.00
Option Outstanding - Shares	343,649
Options Outstanding - Weighted Average Remaining Contractual Life	1.7
Options Outstanding - Weighted Average Exercise Price	15.00
Options Exercisable - Shares	343,469
Options Exercisable - Weighted Average Exercise Price	15.00
2004 [Member]
Stock Option Information
Year Issued	2004
Exercise Price Lower Range	18.70
Exercise Price Upper Range	19.78
Option Outstanding - Shares	65,000
Options Outstanding - Weighted Average Remaining Contractual Life	2.4
Options Outstanding - Weighted Average Exercise Price	19.03
Options Exercisable - Shares	65,000
Options Exercisable - Weighted Average Exercise Price	19.03
2005 [Member]
Stock Option Information
Year Issued	2005
Exercise Price Lower Range	22.42
Exercise Price Upper Range	22.54
Option Outstanding - Shares	68,250
Options Outstanding - Weighted Average Remaining Contractual Life	3.0
Options Outstanding - Weighted Average Exercise Price	22.46
Options Exercisable - Shares	68,250
Options Exercisable - Weighted Average Exercise Price	22.46
2006 [Member]
Stock Option Information
Year Issued	2006
Exercise Price Lower Range	26.60
Option Outstanding - Shares	29,850
Options Outstanding - Weighted Average Remaining Contractual Life	4.0
Options Outstanding - Weighted Average Exercise Price	26.60
Options Exercisable - Shares	29,850
Options Exercisable - Weighted Average Exercise Price	26.60
2007 [Member]
Stock Option Information
Year Issued	2007
Exercise Price Lower Range	29.11
Exercise Price Upper Range	29.24
Option Outstanding - Shares	48,500
Options Outstanding - Weighted Average Remaining Contractual Life	5.0
Options Outstanding - Weighted Average Exercise Price	29.12
Options Exercisable - Shares	48,500
Options Exercisable - Weighted Average Exercise Price	29.12
2008 [Member]
Stock Option Information
Year Issued	2008
Exercise Price Lower Range	14.32
Exercise Price Upper Range	17.29
Option Outstanding - Shares	64,937
Options Outstanding - Weighted Average Remaining Contractual Life	6.0
Options Outstanding - Weighted Average Exercise Price	17.23
Options Exercisable - Shares	60,901
Options Exercisable - Weighted Average Exercise Price	17.23
2009 [Member]
Stock Option Information
Year Issued	2009
Exercise Price Lower Range	9.30
Option Outstanding - Shares	68,175
Options Outstanding - Weighted Average Remaining Contractual Life	7.0
Options Outstanding - Weighted Average Exercise Price	9.30
Options Exercisable - Shares	44,690
Options Exercisable - Weighted Average Exercise Price	9.30
2010 [Member]
Stock Option Information
Year Issued	2010
Exercise Price Lower Range	12.57
Option Outstanding - Shares	79,737
Options Outstanding - Weighted Average Remaining Contractual Life	8.0
Options Outstanding - Weighted Average Exercise Price	12.57
Options Exercisable - Shares	34,133
Options Exercisable - Weighted Average Exercise Price	12.57
2011 [Member]
Stock Option Information
Year Issued	2011
Exercise Price Lower Range	15.17
Exercise Price Upper Range	17.12
Option Outstanding - Shares	119,250
Options Outstanding - Weighted Average Remaining Contractual Life	9.1
Options Outstanding - Weighted Average Exercise Price	16.63